Long-term investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-term investments.
Equity method investments	¥ 420,445	¥ 678,225
Equity securities	69,319	675,824
Total long-term investments	¥ 489,764	¥ 1,354,049